Grant revenue - R&D tax incentives (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Grant revenue
Refundable R&D tax offset for the year	$ 440	$ 339	$ 651	$ 753
R&D tax credit recoveries	$ 440	$ 339	$ 651	$ 753